Derivative and Hedging Instruments - Reconciliation Of Accumulated Other Comprehensive Income (Loss) Related To Cash Flow Hedges (Details) - Cash flow hedges - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	$ 10	$ (149)
Hedging gains (losses) recognized in AOCI during the year	63	193
Reclassification from AOCI to income	127	34
Accumulated other comprehensive income (loss), end of year	(54)	10
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Interest rate risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	(2)	1
Hedging gains (losses) recognized in AOCI during the year	0	(3)
Reclassification from AOCI to income	0	0
Accumulated other comprehensive income (loss), end of year	(2)	(2)
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Foreign exchange and interest rate risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	(64)	(107)
Hedging gains (losses) recognized in AOCI during the year	8	(32)
Reclassification from AOCI to income	17	(75)
Accumulated other comprehensive income (loss), end of year	(73)	(64)
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Foreign exchange translation risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	0	3
Hedging gains (losses) recognized in AOCI during the year	0	23
Reclassification from AOCI to income	0	26
Accumulated other comprehensive income (loss), end of year	0	0
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
CPI risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	(42)	(85)
Hedging gains (losses) recognized in AOCI during the year	5	60
Reclassification from AOCI to income	23	17
Accumulated other comprehensive income (loss), end of year	(60)	(42)
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Equity risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	118	39
Hedging gains (losses) recognized in AOCI during the year	50	145
Reclassification from AOCI to income	87	66
Accumulated other comprehensive income (loss), end of year	81	118
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	$ 0	$ 0